Share-based compensation - additional information (Details) € in Millions	1 Months Ended	2 Months Ended	3 Months Ended											12 Months Ended
	Jan. 31, 2017	Jul. 31, 2020 shares	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Jan. 14, 2021	Dec. 01, 2019	Jan. 31, 2018	Jan. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | €														€ 51
RCS Media Group S.p.A.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest in investment sold	16.70%
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														0	0	71,136
Requisite service period																	3 years
Granted (in shares)														0	0	71,136
Requisite service period																	3 years
Performance share units, adjusted ebit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														3,629,656	5,182,071
Granted (in shares)														3,629,656	5,182,071
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														3,629,656	5,189,237	2,473,637
Measurement term of expected volatility														3 years
Granted (in shares)														3,629,656	5,189,237	2,473,637
Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent																	0.00%
Payout scale percent																	0.00%
Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent																	150.00%
Payout scale percent																	150.00%
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														5,654,588	7,160,764	627,081
Granted (in shares)														5,654,588	7,160,764	627,081
Restricted share units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														1,000,000.0	800,000
Granted (in shares)														1,000,000.0	800,000
Performance share units and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio	1.005865																			1.144605	1.107723	1.003733	1.5440
Expense from share-based payment transactions with employees | €														€ 98	€ 92	€ 54
Unrecognized expense from share-based payment transactions with employees | €														€ 58
Unrecognized expense from share-based payment transactions with employees, period of recognition														1 year 7 months 28 days
Expense from share-based payment transactions with employees | €														€ 98	€ 92	€ 54
2019-2021 LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement					33		33		33
Description of vesting requirements for share-based payment arrangement					33		33		33
2019-2021 LTIP | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)															9,500,000
Cumulative vesting percent															100.00%
Granted (in shares)															9,500,000
2019-2021 LTIP | Performance share units, adjusted ebit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria															50.00%
Requisite service period															3 years
Percent of units subject to certain criteria															50.00%
Requisite service period															3 years
2019-2021 LTIP | Performance share units, adjusted ebit | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent															0.00%
Payout scale percent															0.00%
2019-2021 LTIP | Performance share units, adjusted ebit | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent														100.00%	100.00%
Payout scale percent														100.00%	100.00%
2019-2021 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period															3 years
Requisite service period															3 years
2019-2021 LTIP | Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent														0.00%	0.00%
Payout scale percent														0.00%	0.00%
2019-2021 LTIP | Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent														225.00%	225.00%
Payout scale percent														225.00%	225.00%
2019-2021 LTIP | Restricted share units | Key employees LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)														5,900,000
Granted (in shares)														5,900,000
2019-2021 LTIP - Cliff Vest
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement					100
Description of vesting requirements for share-based payment arrangement					100
2019-2021 LTIP - Cliff Vest | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)															900,000
Granted (in shares)															900,000
2019-2021 LTIP - Cliff Vest | Restricted share units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)															400,000
Granted (in shares)															400,000
2017-2021 LTIP | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement						33		33		33
Number of other equity instruments granted in share-based payment arrangement (in shares)																2,400,000
Cumulative vesting percent				100.00%
Granted (in shares)																2,400,000
Description of vesting requirements for share-based payment arrangement						33		33		33
2017-2021 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period																5 years
Requisite service period																5 years
2017-2021 LTIP | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement								33		33	33
Number of other equity instruments granted in share-based payment arrangement (in shares)																580,000
Granted (in shares)																580,000
Description of vesting requirements for share-based payment arrangement								33		33	33
2016-2018 LTIP | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement											50	50
Number of other equity instruments granted in share-based payment arrangement (in shares)																	2,260,000
Granted (in shares)																	2,260,000
Description of vesting requirements for share-based payment arrangement											50	50
2016-2018 LTIP | Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria																	50.00%
Percent of units subject to certain criteria																	50.00%
2016-2018 LTIP | Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent																	0.00%
Payout scale percent																	0.00%
2016-2018 LTIP | Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent																	100.00%
Payout scale percent																	100.00%
2016-2018 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period																	2 years
Requisite service period																	2 years
2016-2018 LTIP | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement															100
Number of other equity instruments granted in share-based payment arrangement (in shares)																	2,290,000
Granted (in shares)																	2,290,000
Description of vesting requirements for share-based payment arrangement															100
2014-2018 LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement											33	33	33
Description of vesting requirements for share-based payment arrangement											33	33	33
2014-2018 LTIP | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement											100
Description of vesting requirements for share-based payment arrangement											100
2014-2018 LTIP | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)																100,000			14,710,000
Cumulative vesting percent																			100.00%
Granted (in shares)																100,000			14,710,000
2014-2018 LTIP | Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria																			50.00%
Performance measurement period																			5 years
Percent of units subject to certain criteria																			50.00%
2014-2018 LTIP | Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent																			0.00%
Payout scale percent																			0.00%
2014-2018 LTIP | Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent																			100.00%
Payout scale percent																			100.00%
2014-2018 LTIP | Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent																			0.00%
Payout scale percent																			0.00%
2014-2018 LTIP | Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent																			150.00%
Payout scale percent																			150.00%
2014-2018 LTIP | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)																50,000.00		90,000.00	5,200,000
Granted (in shares)																50,000.00		90,000.00	5,200,000
2020-2022 LTIP [Domain]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement			100
Description of vesting requirements for share-based payment arrangement			100
2020-2022 LTIP [Domain] | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		100,000												7,000,000.0
Granted (in shares)		100,000												7,000,000.0
2020-2022 LTIP [Domain] | Performance share units, adjusted ebit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria														50.00%
Requisite service period														3 years
Percent of units subject to certain criteria														50.00%
Requisite service period														3 years
2020-2022 LTIP [Domain] | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period														3 years
Requisite service period														3 years
2020-2022 LTIP [Domain] | Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent														0.00%
Payout scale percent														0.00%
2020-2022 LTIP [Domain] | Restricted share units | Key employees LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		100,000												4,500,000
Granted (in shares)		100,000												4,500,000